Lease Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Leases [Abstract]
Lease Commitments

NOTE 5 LEASE COMMITMENTS

The Company has a month to month lease at $563 per month with an unrelated landlord. The Company also has a month to month lease for an executive office at $95 per month with an unrelated landlord.

NOTE 4 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. Therefore, no future minimum lease commitment exists beyond one year.